Stoker Ostler Wealth Advisors
Form 13F - Settled Trades
Discretionary Assets
September 30, 2007
Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8
Name of Issuer
Title of Class
CUSIP
Value
Shares
Investment Discretion
Other Managers
Voting Authority
































Exxon Mobil

30231g102
12,008,709
129,740
Partial

Shares
Exxon Mobil

30231g102
(6,314,351)
(68,219)
None

None



5,694,358
61,521
Full
None
Sole








Marriot Int'l

571903202
12,635,014
290,661
Partial

Shared








David Marriot

571903202
(4,509,795)
(103,745)
None

None








Judith Marriot

571903202
(5,321,771)
(122,424)
None

None











2,803,448
64,492
Full










3M Company
U.S. Large Cap
88579y101
270,277
2,888
Full
None
Sole
Abbott Laboratories
U.S. Large Cap
002824100
1,716,033
32,004
Full
None
Sole
Advanced Micro Devices
U.S. Large Cap
007903107
305,158
23,118
Full
None
Sole
Agilent Technologies
U.S. Large Cap
00846v101
317,389
8,606
Full
None
Sole
ALCOA Inc
U.S. Large Cap
013817101
945,841
24,178
Full
None
Sole
Allergan Inc
U.S. Large Cap
018490102
257,880
4,000
Full
None
Sole
American Standard Companies Inc
U.S. Large Cap
029712106
1,059,222
29,737
Full
None
Sole
Amerisource Bergen Corp
U.S. Large Cap
03073e105
2,410,796
53,183
Full
None
Sole
AMGEN Incorporated
U.S. Large Cap
031162100
2,254,428
39,852
Full
None
Sole
Apache Corp
U.S. Large Cap
037411105
272,083
3,021
Full
None
Sole
Apple Computer
U.S. Large Cap
037833100
333,490
2,173
Full
None
Sole
Applied Materials Inc
U.S. Large Cap
038222105
1,041,613
50,319
Full
None
Sole
Archer Daniels Midland Corp
U.S. Large Cap
039483102
2,125,477
64,253
Full
None
Sole
AT&T Corp
U.S. Large Cap
00206r102
3,444,062
81,401
Full
None
Sole
Bank of America Corp
U.S. Large Cap
060505104
3,078,116
61,232
Full
None
Sole
Baxter International Inc
U.S. Large Cap
071813109
943,113
16,758
Full
None
Sole
Becton Dickinson & Co
U.S. Large Cap
075887109
315,456
3,845
Full
None
Sole
Berkshire Hathaway Cl A
U.S. Large Cap
084990175
27,731,340
23,400
Full
None
Sole
Best Buy Inc
U.S. Large Cap
086516101
1,536,307
33,383
Full
None
Sole
BJ Services Co
U.S. Large Cap
055482103
511,752
19,275
Full
None
Sole
Boston Scientific Corp
U.S. Large Cap
101137107
1,431,758
102,635
Full
None
Sole
Bristol-Myers Squibb Co
U.S. Large Cap
110122108
2,893,646
100,404
Full
None
Sole
Capital One Financial
U.S. Large Cap
14040h105
1,553,766
23,390
Full
None
Sole
Caterpillar Inc
U.S. Large Cap
149123101
1,660,615
21,173
Full
None
Sole
Charles Schwab Corp
U.S. Large Cap
808990790
295,109
13,662
Full
None
Sole
Chesapeake Energy Corp
U.S. Large Cap
165167107
1,212,133
34,377
Full
None
Sole
ChevronTexaco Corp
U.S. Large Cap
166764100
3,666,318
39,178
Full
None
Sole
CIGNA Corp
U.S. Large Cap
125509109
436,019
8,182
Full
None
Sole
CISCO Systems Inc
U.S. Large Cap
17275r102
3,996,791
120,640
Full
None
Sole
CIT Group Inc
U.S. Large Cap
125581108
1,177,306
29,286
Full
None
Sole
CitiGroup
U.S. Large Cap
125581108
3,056,439
65,490
Full
None
Sole
Computer Sciences Corp
U.S. Large Cap
205363104
1,550,778
27,742
Full
None
Sole
ConocoPhillips
U.S. Large Cap
20825c104
3,474,204
39,583
Full
None
Sole
Costco Wholesale Corp
U.S. Large Cap
22160k105
1,587,482
25,867
Full
None
Sole
Darden Restaurants
U.S. Large Cap
237194105
616,640
14,731
Full
None
Sole
Deere & Co
U.S. Large Cap
244199105
1,992,984
13,428
Full
None
Sole
Dell Inc
U.S. Large Cap
24702r101
2,354,142
85,295
Full
None
Sole
Dow Chemical Company
U.S. Large Cap
260543103
2,455,638
57,028
Full
None
Sole
Ebay Inc
U.S. Large Cap
278642103
2,768,820
70,959
Full
None
Sole
Eli Lilly & Co
U.S. Large Cap
532457108
889,663
15,627
Full
None
Sole
EMC Corp
U.S. Large Cap
268648102
334,485
16,081
Full
None
Sole
Exxon Mobil Corp
U.S. Large Cap
30231g102
12,008,709
129,740
Full
None
Sole
FedEx Corp
U.S. Large Cap
31428x106
2,479,028
23,666
Full
None
Sole
Gannett Co Inc
U.S. Large Cap
364730101
1,224,929
28,030
Full
None
Sole
General Electric Company
U.S. Large Cap
369604103
7,097,705
171,442
Full
None
Sole
Genworth Financial
U.S. Large Cap
37247d106
1,759,883
57,269
Full
None
Sole
Goldman Sachs Group Inc
U.S. Large Cap
38141g104
205,036
946
Full
None
Sole
Hewlett-Packard Co
U.S. Large Cap
438516106
2,541,519
51,045
Full
None
Sole
Home Depot Inc
U.S. Large Cap
437076102
1,926,506
59,387
Full
None
Sole
Intel Corp
U.S. Large Cap
458140100
5,942,579
229,798
Full
None
Sole
International Business Machines Corp
U.S. Large Cap
459200101
3,590,469
30,479
Full
None
Sole
International Paper Co
U.S. Large Cap
460146103
401,636
11,197
Full
None
Sole
Intuit Inc
U.S. Large Cap
461202103
2,317,253
76,477
Full
None
Sole
Johnson & Johnson
U.S. Large Cap
478160104
3,191,943
48,584
Full
None
Sole
Johnson Controls Inc
U.S. Large Cap
478366107
537,608
4,552
Full
None
Sole
JP Morgan Chase & Co
U.S. Large Cap
46625h100
2,854,035
62,288
Full
None
Sole
KeyCorp
U.S. Large Cap
493267108
483,495
14,955
Full
None
Sole
Kimberly-Clark Corp
U.S. Large Cap
494368103
2,383,692
33,927
Full
None
Sole
Kroger Co
U.S. Large Cap
501044101
1,788,118
62,697
Full
None
Sole
Lehman Brothers Holdings Inc
U.S. Large Cap
524908100
2,433,191
39,417
Full
None
Sole
Lockheed Martin Corp
U.S. Large Cap
539830109
2,617,509
24,127
Full
None
Sole
M B I A Inc
U.S. Large Cap
55262c100
1,745,014
28,583
Full
None
Sole
Marathon Oil Corp
U.S. Large Cap
565849106
2,135,581
37,453
Full
None
Sole
Marriott Int'l Inc
U.S. Large Cap
571903202
12,635,014
290,661
Full
None
Sole
Masco Corp
U.S. Large Cap
574599106
409,457
17,672
Full
None
Sole
McKesson Corp
U.S. Large Cap
58155q103
1,519,545
25,847
Full
None
Sole
Medco Health Solutions Inc
U.S. Large Cap
58405u102
297,112
3,287
Full
None
Sole
Medtronic Inc
U.S. Large Cap
585055106
501,146
8,884
Full
None
Sole
Merck & Co Inc
U.S. Large Cap
589331107
213,345
4,127
Full
None
Sole
Merrill Lynch & Co Inc
U.S. Large Cap
590188108
1,992,329
27,951
Full
None
Sole
Metlife Inc
U.S. Large Cap
59156r108
1,743,742
25,007
Full
None
Sole
Microsoft Corp
U.S. Large Cap
594918104
3,184,295
108,089
Full
None
Sole
Morgan Stanley
U.S. Large Cap
617446448
1,565,171
24,844
Full
None
Sole
Motorola Inc
U.S. Large Cap
620076109
1,923,430
103,801
Full
None
Sole
National City Corp
U.S. Large Cap
635405103
681,821
27,175
Full
None
Sole
Nationwide Financial Services
U.S. Large Cap
638612101
1,085,711
20,173
Full
None
Sole
Northrop Grumman Corp
U.S. Large Cap
666807102
1,925,107
24,681
Full
None
Sole
Omnicom Group Inc
U.S. Large Cap
681919106
2,235,938
46,495
Full
None
Sole
Oracle Corp
U.S. Large Cap
68389x105
956,714
44,190
Full
None
Sole
Pepsico Inc
U.S. Large Cap
713448108
4,970,795
67,851
Full
None
Sole
Pfizer Incorporated
U.S. Large Cap
717081103
2,463,651
100,845
Full
None
Sole
PNC Bank Corp
U.S. Large Cap
693475105
510,410
7,495
Full
None
Sole
Principal Financial Group
U.S. Large Cap
74251v102
338,429
5,364
Full
None
Sole
Procter & Gamble Co
U.S. Large Cap
742718109
3,070,256
43,649
Full
None
Sole
Prudential Financial Inc
U.S. Large Cap
744320102
357,436
3,663
Full
None
Sole
Regions Financial Corp
U.S. Large Cap
7591ep100
1,491,491
50,593
Full
None
Sole
RR Donnelley & Sons Co
U.S. Large Cap
257867101
1,652,676
45,204
Full
None
Sole
Schering Plough Corp
U.S. Large Cap
806605101
289,629
9,157
Full
None
Sole
Smith International
U.S. Large Cap
832110100
3,364,104
47,116
Full
None
Sole
Sprint Nextel Corp
U.S. Large Cap
852061100
1,733,383
91,231
Full
None
Sole
Sun Microsystems Inc
U.S. Large Cap
866810104
388,853
69,191
Full
None
Sole
Suncor Energy Inc
U.S. Large Cap
867229106
303,392
3,200
Full
None
Sole
Sunoco Inc
U.S. Large Cap
86764p109
1,470,956
20,782
Full
None
Sole
SunTrust Banks Inc
U.S. Large Cap
867914103
1,314,012
17,365
Full
None
Sole
Symantec Corp
U.S. Large Cap
871503108
1,697,417
87,586
Full
None
Sole
Target Corp
U.S. Large Cap
87612E106
3,231,152
50,828
Full
None
Sole
Texas Instruments Inc
U.S. Large Cap
882508104
1,136,910
31,072
Full
None
Sole
Textron Incorporated
U.S. Large Cap
883203101
3,033,359
48,760
Full
None
Sole
Thermo Fisher Scientific
U.S. Large Cap
883556102
816,276
14,142
Full
None
Sole
Time Warner Inc
U.S. Large Cap
00184a105
368,108
20,049
Full
None
Sole
TJX Companies Inc
U.S. Large Cap
872540109
747,892
25,727
Full
None
Sole
Transocean Offshore
U.S. Large Cap
g90078109
249,389
2,206
Full
None
Sole
Travelers Group Inc
U.S. Large Cap
894190107
2,040,683
40,538
Full
None
Sole
Union Pacific Corp
U.S. Large Cap
907818108
1,299,625
11,495
Full
None
Sole
United Technologies Corp
U.S. Large Cap
913017109
919,723
11,428
Full
None
Sole
Valero Energy
U.S. Large Cap
91913y100
2,729,924
40,636
Full
None
Sole
Verizon Communications
U.S. Large Cap
92343v104
3,224,737
72,826
Full
None
Sole
Wachovia Corp
U.S. Large Cap
929903102
2,182,396
43,517
Full
None
Sole
Walgreen Company
U.S. Large Cap
931422109
6,022,687
127,491
Full
None
Sole
Wal-Mart Stores Inc
U.S. Large Cap
931142103
2,345,660
53,738
Full
None
Sole
Walt Disney Holding Co
U.S. Large Cap
254687106
2,568,889
74,699
Full
None
Sole
Washington Mutual Inc
U.S. Large Cap
939322103
1,350,569
38,249
Full
None
Sole
Wells Fargo & Co
U.S. Large Cap
949740104
1,244,179
34,929
Full
None
Sole
Weyerhaeuser Co
U.S. Large Cap
962166104
501,039
6,930
Full
None
Sole
Whirlpool Corp
U.S. Large Cap
963320106
2,015,395
22,619
Full
None
Sole
Wyeth
U.S. Large Cap
983024100
1,956,834
43,924
Full
None
Sole
Yahoo! Inc
U.S. Large Cap
984332106
318,701
11,873
Full
None
Sole
Yum Brands Inc
U.S. Large Cap
988498101
1,107,039
32,724
Full
None
Sole